Summary of Significant Accounting Policies (Details 12) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Immaterial Restatement
Aggregate reduction in reported revenue			$ 10,000
Consolidated statement of operations
Service									1,257,450	1,239,902	1,270,817
Total Revenues	777,978	782,697	786,892	770,126	768,207	755,314	754,396	746,706	3,117,693	3,024,623	3,003,955
Operating income (loss)	127,895	141,476	147,290	132,616	97,075	139,958	129,697	122,517	549,277	489,247	555,466
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes and (Gain) Loss on Sale of Real Estate									223,373	159,871	296,805
Provision (Benefit) for Income Taxes									(97,275)	62,127	114,304
Income (loss) from continuing operations	12,674	858	272,702	42,721	48,339	5,330	27,340	18,152	328,955	99,161	182,707
Net (Loss) Income	13,403	858	272,376	42,109	47,655	4,759	27,242	20,336	328,746	99,992	174,048
Net income (loss) attributable to Iron Mountain Incorporated	12,749	66	271,637	41,667	47,059	3,849	26,366	19,188	326,119	96,462	170,922
Earnings (Losses) per Share-Basic:
(Loss) Income from Continuing Operations (in dollars per share)	$ 0.06		$ 1.42	$ 0.22	$ 0.25	$ 0.03	$ 0.14	$ 0.10	$ 1.68	$ 0.52	$ 1.05
Net Income (Loss) Attributable to Iron Mountain Incorporated (in dollars per share)	$ 0.06		$ 1.41	$ 0.22	$ 0.25	$ 0.02	$ 0.14	$ 0.10	$ 1.67	$ 0.51	$ 0.98
Earnings (Losses) per Share-Diluted:
(Loss) Income from Continuing Operations (in dollars per share)	$ 0.06		$ 1.41	$ 0.22	$ 0.25	$ 0.03	$ 0.14	$ 0.09	$ 1.67	$ 0.52	$ 1.04
Net Income (Loss) Attributable to Iron Mountain Incorporated (in dollars per share)	$ 0.06		$ 1.40	$ 0.22	$ 0.24	$ 0.02	$ 0.14	$ 0.10	$ 1.66	$ 0.50	$ 0.98
Consolidated balance sheet
Deferred revenue	197,142				238,724				197,142	238,724
Total Current Liabilities	856,736				969,101				856,736	969,101
Deferred Income Taxes	54,658				340,568				54,658	340,568
Total Iron Mountain Incorporated Stockholders' Equity	856,355				1,041,238				856,355	1,041,238
Total Equity	869,955				1,051,734				869,955	1,051,734	1,157,148	1,249,742
Accrued expenses
Interest	69,525				71,971				69,525	71,971
Payroll and vacation	75,050				91,519				75,050	91,519
Incentive compensation	66,552				58,562				66,552	58,562
Dividend	6,182				55,142				6,182	55,142
Self-insured liabilities	33,381				32,850				33,381	32,850
Other	153,795				151,294				153,795	151,294
Accrued expenses	404,485				461,338				404,485	461,338
Reduction in reported revenue
Immaterial Restatement
Cumulative impact, before tax									0
Consolidated statement of operations
Total Revenues										1,300	1,300	7,400
Consolidated balance sheet
Cumulative impact, net of tax												4,514
Reduction in reported revenue | Adjustment
Consolidated statement of operations
Service										(1,300)	(1,300)
Total Revenues										(1,300)	(1,300)
Operating income (loss)										(1,300)	(1,300)
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes and (Gain) Loss on Sale of Real Estate										(1,300)	(1,300)
Provision (Benefit) for Income Taxes										(500)	(514)
Income (loss) from continuing operations										(800)	(786)
Net (Loss) Income										(800)	(786)
Net income (loss) attributable to Iron Mountain Incorporated										(800)	(786)
Earnings (Losses) per Share-Basic:
(Loss) Income from Continuing Operations (in dollars per share)										$ 0.00	$ 0.00
Net Income (Loss) Attributable to Iron Mountain Incorporated (in dollars per share)										$ 0.00	$ 0.00
Earnings (Losses) per Share-Diluted:
(Loss) Income from Continuing Operations (in dollars per share)										$ 0.00	$ 0.00
Net Income (Loss) Attributable to Iron Mountain Incorporated (in dollars per share)										$ 0.00	$ 0.00
Consolidated balance sheet
Deferred revenue					10,000					10,000
Total Current Liabilities					10,000					10,000
Deferred Income Taxes					(3,900)					(3,900)
Earnings in excess of distributions (Distributions in excess of earnings)					(6,100)					(6,100)
Total Iron Mountain Incorporated Stockholders' Equity					(6,100)					(6,100)
Total Equity					$ (6,100)					$ (6,100)